DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Derivative [Line Items]
Cash flow hedge gain to be reclassified over the next 12 months	$ 19.9
Cash flow hedges
Derivative [Line Items]
Cash flow hedge gain to be reclassified over the next 12 months	$ (5.6)
Line of Credit | Revolving Credit Facility | Minimum
Derivative [Line Items]
Interest rate	3.31%
Line of Credit | Revolving Credit Facility | Maximum
Derivative [Line Items]
Interest rate	0.77%
Basis spread on variable rate	4.33%
Interest rate swap contract
Derivative [Line Items]
Notional amount	$ 695.0
Cash flow hedge gain to be reclassified over the next 12 months	$ (14.3)